UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07409

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1.	Reports to Stockholders

Tax-Managed Growth Portfolio

December 31, 2014

Portfolio of Investments

Common Stocks — 98.3%

Security	Shares	Value

Aerospace & Defense — 3.9%
Boeing Co. (The)	950,771	$123,581,215
General Dynamics Corp.	101,500	13,968,430
Honeywell International, Inc.	288,222	28,799,142
Huntington Ingalls Industries, Inc.	2,546	286,323
Lockheed Martin Corp.	16,042	3,089,208
Northrop Grumman Corp.	15,277	2,251,677
Precision Castparts Corp.	19,025	4,582,742
Raytheon Co.	51,795	5,602,665
Rockwell Collins, Inc.	166,787	14,090,166
United Technologies Corp.	1,906,034	219,193,910

		$415,445,478

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	530,676	$39,742,326
FedEx Corp.	262,219	45,536,951
United Parcel Service, Inc., Class B	719,782	80,018,165

		$165,297,442

Auto Components — 0.4%
BorgWarner, Inc.	2,000	$109,900
Johnson Controls, Inc.	850,421	41,109,351

		$41,219,251

Automobiles — 0.0%(1)
Daimler AG	20,000	$1,648,000
Harley-Davidson, Inc.	800	52,728

		$1,700,728

Banks — 6.5%
Bank of America Corp.	1,747,663	$31,265,691
Bank of Montreal	26,370	1,865,150
BB&T Corp.	1,041,059	40,486,784
Citigroup, Inc.	796,670	43,107,814
Comerica, Inc.	126,791	5,938,890
Fifth Third Bancorp	1,152,954	23,491,438
HSBC Holdings PLC	220,592	2,096,182
HSBC Holdings PLC ADR	424	20,026
ING Groep NV ADR(2)	131,385	1,704,063
JPMorgan Chase & Co.	3,225,126	201,828,385
KeyCorp	111,353	1,547,807
M&T Bank Corp.	17,293	2,172,347
PNC Financial Services Group, Inc. (The)	68,727	6,269,964
Regions Financial Corp.	580,537	6,130,471

Security	Shares	Value

Banks (continued)
Royal Bank of Canada	148,562	$10,261,177
Societe Generale SA	460,793	19,284,264
SunTrust Banks, Inc.	327,060	13,703,814
Synovus Financial Corp.	1,565	42,396
Toronto-Dominion Bank (The)	29,644	1,416,390
U.S. Bancorp	2,130,023	95,744,534
Wells Fargo & Co.	3,145,263	172,423,318
Zions Bancorporation	38,805	1,106,331

		$681,907,236

Beverages — 2.9%
Boston Beer Co., Inc. (The), Class A(2)	2,200	$636,988
Coca-Cola Co. (The)	2,636,840	111,327,385
Coca-Cola Enterprises, Inc.	31,501	1,392,974
Molson Coors Brewing Co., Class B	186,000	13,860,720
Monster Beverage Corp.(2)	16,517	1,789,617
PepsiCo, Inc.	1,812,184	171,360,119

		$300,367,803

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc.(2)	78,924	$14,603,309
Alexion Pharmaceuticals, Inc.(2)(3)	15,722	2,909,042
Alexion Pharmaceuticals, Inc.(2)(3)	12,388	2,291,579
Alexion Pharmaceuticals, Inc.(2)(3)	19,229	3,556,874
Amgen, Inc.	999,367	159,189,169
Biogen Idec, Inc.(2)	39,932	13,554,917
Celgene Corp.(2)	86,629	9,690,320
Gilead Sciences, Inc.(2)	794,990	74,935,757
Pharmacyclics, Inc.(2)	8,000	978,080
Vertex Pharmaceuticals, Inc.(2)	160,000	19,008,000

		$300,717,047

Building Products — 0.0%(1)
Fortune Brands Home & Security, Inc.	1,600	$72,432

		$72,432

Capital Markets — 5.1%
Affiliated Managers Group, Inc.(2)	275	$58,366
Ameriprise Financial, Inc.	195,807	25,895,476
Bank of New York Mellon Corp. (The)	456,804	18,532,538
BlackRock, Inc.	3,984	1,424,519
Charles Schwab Corp. (The)	2,744,916	82,869,014
E*TRADE Financial Corp.(2)	4,593	111,403
Franklin Resources, Inc.	967,010	53,543,344
Goldman Sachs Group, Inc. (The)	533,615	103,430,595

29	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Capital Markets (continued)
Legg Mason, Inc.	96,941	$5,173,741
LPL Financial Holdings, Inc.	42,465	1,891,816
Morgan Stanley	2,222,457	86,231,332
Northern Trust Corp.	709,098	47,793,205
State Street Corp.	755,338	59,294,033
Stifel Financial Corp.(2)	9,837	502,035
Stifel Financial Corp.(2)(3)	9,840	501,886
Stifel Financial Corp.(2)(3)	93,119	4,749,744
T. Rowe Price Group, Inc.	554,173	47,581,294
UBS AG(2)	29,488	502,770
Waddell & Reed Financial, Inc., Class A	8,833	440,060

		$540,527,171

Chemicals — 2.0%
Air Products and Chemicals, Inc.	8,784	$1,266,916
Albemarle Corp.	22,063	1,326,648
Ashland, Inc.	25,092	3,005,018
Dow Chemical Co. (The)	156,771	7,150,325
E.I. du Pont de Nemours & Co.	827,451	61,181,727
Eastman Chemical Co.	1,500	113,790
Ecolab, Inc.	480,084	50,178,380
Monsanto Co.	505,820	60,430,316
NewMarket Corp.	4,549	1,835,658
PPG Industries, Inc.	115,228	26,634,952
Praxair, Inc.	3,478	450,610
Valspar Corp. (The)	20,000	1,729,600
Westlake Chemical Corp.	1,000	61,090

		$215,365,030

Commercial Services & Supplies — 0.3%
ADT Corp. (The)	10,627	$385,016
Cintas Corp.	52,914	4,150,574
Pitney Bowes, Inc.	14,270	347,760
Stericycle, Inc.(2)	124,800	16,358,784
Tyco International, PLC	96,051	4,212,797
Waste Management, Inc.	108,226	5,554,158

		$31,009,089

Communications Equipment — 2.0%
Brocade Communications Systems, Inc.	176,629	$2,091,287
Cisco Systems, Inc.	1,498,620	41,684,115
Juniper Networks, Inc.	5,092	113,654
Motorola Solutions, Inc.	2,509	168,304
Nokia Oyj ADR	192	1,509
Palo Alto Networks, Inc.(2)	20,808	2,550,437

Security	Shares	Value

Communications Equipment (continued)
QUALCOMM, Inc.	2,267,080	$168,512,056

		$215,121,362

Construction & Engineering — 0.0%(1)
Jacobs Engineering Group, Inc.(2)	56,851	$2,540,671

		$2,540,671

Construction Materials — 0.0%(1)
Vulcan Materials Co.	22,102	$1,452,764

		$1,452,764

Consumer Finance — 1.3%
American Express Co.	863,503	$80,340,319
Capital One Financial Corp.	77,831	6,424,949
Discover Financial Services	831,233	54,437,449
Navient Corp.	10,200	220,422
SLM Corp.	10,200	103,938

		$141,527,077

Distributors — 0.2%
Genuine Parts Co.	188,424	$20,080,346

		$20,080,346

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$747,056

		$747,056

Diversified Financial Services — 2.8%
Berkshire Hathaway, Inc., Class A(2)	453	$102,378,000
Berkshire Hathaway, Inc., Class B(2)	945,748	142,004,062
CBOE Holdings, Inc.	140,951	8,939,112
CME Group, Inc.	159,154	14,109,002
Intercontinental Exchange, Inc.	14,292	3,134,093
McGraw Hill Financial, Inc.	86,290	7,678,084
Moody’s Corp.	179,322	17,180,841

		$295,423,194

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	180,305	$6,056,445
CenturyLink, Inc.	4,871	192,794
Deutsche Telekom AG ADR	50,092	795,962
Frontier Communications Corp.	13,440	89,645
Verizon Communications, Inc.	419,226	19,611,392

30	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Diversified Telecommunication Services (continued)
Windstream Holdings, Inc.	70,866	$583,936

		$27,330,174

Electric Utilities — 0.1%
Duke Energy Corp.	50,098	$4,185,187
Exelon Corp.	6,820	252,886
NextEra Energy, Inc.	63,830	6,784,491
Southern Co. (The)	70,667	3,470,456

		$14,693,020

Electrical Equipment — 1.3%
AMETEK, Inc.	18,787	$988,760
Eaton Corp. PLC	34,084	2,316,349
Emerson Electric Co.	2,019,272	124,649,660
Rockwell Automation, Inc.	121,000	13,455,200

		$141,409,969

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	1,442,293	$33,071,778
Keysight Technologies, Inc.(2)	240,586	8,124,589
Knowles Corp.(2)	174,670	4,113,479
TE Connectivity, Ltd.	687	43,453

		$45,353,299

Energy Equipment & Services — 1.4%
Baker Hughes, Inc.	71,982	$4,036,031
Halliburton Co.	902,750	35,505,157
Schlumberger, Ltd.	1,211,138	103,443,297
Transocean, Ltd.	2,639	48,373

		$143,032,858

Food & Staples Retailing — 4.1%
Costco Wholesale Corp.	875,262	$124,068,388
CVS Health Corp.	1,274,793	122,775,314
Kroger Co. (The)	35,843	2,301,479
Sprouts Farmers Market, Inc.(2)	1,259,187	42,787,174
Sysco Corp.	324,289	12,871,030
Wal-Mart Stores, Inc.	1,278,670	109,812,180
Walgreens Boots Alliance, Inc.	280,773	21,394,903

		$436,010,468

Food Products — 1.8%
Archer-Daniels-Midland Co.	179,036	$9,309,872
Campbell Soup Co.	7,981	351,164

Security	Shares	Value

Food Products (continued)
ConAgra Foods, Inc.	65,155	$2,363,823
Flowers Foods, Inc.	47,169	905,173
General Mills, Inc.	13,987	745,927
Hain Celestial Group, Inc. (The)(2)	1,316	76,710
Hershey Co. (The)	544,725	56,613,269
JM Smucker Co. (The)	12,283	1,240,337
Kellogg Co.	50,325	3,293,268
Keurig Green Mountain, Inc.	75,000	9,929,625
Kraft Foods Group, Inc.	63,522	3,980,289
McCormick & Co., Inc.	57,437	4,267,569
Mondelez International, Inc., Class A	199,552	7,248,726
Nestle SA	1,191,874	86,888,788
Unilever NV - NY Shares	4,636	180,990

		$187,395,530

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,560,811	$70,267,711
Bard (C.R.), Inc.	25,000	4,165,500
Baxter International, Inc.	229,739	16,837,571
Becton, Dickinson and Co.	72,178	10,044,291
Boston Scientific Corp.(2)	26,929	356,809
CareFusion Corp.(2)	45,574	2,704,361
Halyard Health, Inc.(2)	2,456	111,674
Intuitive Surgical, Inc.(2)	14,000	7,405,160
Medtronic, Inc.	169,772	12,257,538
St. Jude Medical, Inc.	135,348	8,801,681
Stryker Corp.	189,350	17,861,386
Zimmer Holdings, Inc.	133,186	15,105,956

		$165,919,638

Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	266,694	$24,045,131
Anthem, Inc.	54,347	6,829,787
Cardinal Health, Inc.	228,131	18,417,016
Cigna Corp.	53,844	5,541,086
DaVita HealthCare Partners, Inc.(2)	67,268	5,094,878
Express Scripts Holding Co.(2)	367,509	31,116,987
HCA Holdings, Inc.(2)	145,114	10,649,916
Henry Schein, Inc.(2)	845	115,047
McKesson Corp.	2,384	494,871
PharMerica Corp.(2)	1,805	37,382
UnitedHealth Group, Inc.	61,806	6,247,969

		$108,590,070

31	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.8%
Carnival Corp.	41,694	$1,889,989
Chipotle Mexican Grill, Inc.(2)	659	451,092
International Game Technology	59,500	1,026,375
Interval Leisure Group, Inc.	5,349	111,741
Marriott International, Inc., Class A	637,208	49,721,340
Marriott Vacations Worldwide Corp.	1,849	137,824
McDonald’s Corp.	724,987	67,931,282
Starbucks Corp.	1,864,557	152,986,902
Yum! Brands, Inc.	217,603	15,852,379

		$290,108,924

Household Durables — 0.1%
D.R. Horton, Inc.	418,482	$10,583,410
Harman International Industries, Inc.	19,082	2,036,240

		$12,619,650

Household Products — 1.7%
Clorox Co. (The)	7,570	$788,870
Colgate-Palmolive Co.	1,174,253	81,246,565
Kimberly-Clark Corp.	20,721	2,394,104
Procter & Gamble Co. (The)	1,077,433	98,143,372

		$182,572,911

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$23,822

		$23,822

Industrial Conglomerates — 2.5%
3M Co.	805,142	$132,300,933
Danaher Corp.	43,555	3,733,099
General Electric Co.	5,048,166	127,567,155

		$263,601,187

Insurance — 1.1%
Aegon NV ADR	5,088,862	$38,166,465
Aflac, Inc.	193,292	11,808,208
Allstate Corp. (The)	583	40,956
Aon PLC	24,650	2,337,560
Chubb Corp.	25,044	2,591,303
Cincinnati Financial Corp.	135,528	7,024,416
Hartford Financial Services Group, Inc.	5,762	240,218
Marsh & McLennan Cos., Inc.	60,094	3,439,781
Progressive Corp.	1,210,059	32,659,492
Prudential Financial, Inc.	18,767	1,697,663

Security	Shares	Value

Insurance (continued)
Torchmark Corp.	78,643	$4,260,091
Travelers Companies, Inc. (The)	76,125	8,057,831

		$112,323,984

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.(2)	289,712	$89,912,119
Expedia, Inc.	2,575	219,802
Priceline Group, Inc. (The)(2)	14,050	16,019,951

		$106,151,872

Internet Software & Services — 5.2%
Akamai Technologies, Inc.(2)	200,000	$12,592,000
AOL, Inc.(2)	5,317	245,486
eBay, Inc.(2)	1,264,958	70,989,443
Facebook, Inc., Class A(2)	2,297,443	179,246,503
Google, Inc., Class A(2)	218,904	116,163,597
Google, Inc., Class C(2)	252,489	132,910,209
IAC/InterActiveCorp	14,528	883,157
LinkedIn Corp., Class A(2)	4,537	1,042,194
Pandora Media, Inc.(2)	37,000	659,710
Twitter, Inc.(2)	693,722	24,883,808
VeriSign, Inc.(2)	14,758	841,206
Yahoo! Inc.(2)	138,525	6,996,898

		$547,454,211

IT Services — 2.0%
Accenture PLC, Class A	1,312,636	$117,231,521
Automatic Data Processing, Inc.	102,170	8,517,913
Broadridge Financial Solutions, Inc.	1,652	76,289
Cognizant Technology Solutions Corp., Class A(2)	3,510	184,837
Fidelity National Information Services, Inc.	63,590	3,955,298
Fiserv, Inc.(2)	33,365	2,367,914
International Business Machines Corp.	242,563	38,916,808
Paychex, Inc.	693,512	32,019,449
Total System Services, Inc.	32,405	1,100,474
Visa, Inc., Class A	766	200,845
Western Union Co.	60,362	1,081,083

		$205,652,431

Leisure Products — 0.0%(1)
Mattel, Inc.	26,506	$820,228
Polaris Industries, Inc.	1,400	211,736

		$1,031,964

32	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	481,172	$19,699,182
Illumina, Inc.(2)	10,000	1,845,800
Thermo Fisher Scientific, Inc.	18,700	2,342,923

		$23,887,905

Machinery — 2.4%
Caterpillar, Inc.	136,623	$12,505,103
Deere & Co.	1,076,269	95,217,518
Donaldson Co., Inc.	33,971	1,312,300
Dover Corp.	342,302	24,549,899
Illinois Tool Works, Inc.	1,034,459	97,963,267
Manitowoc Co., Inc. (The)	45,741	1,010,876
PACCAR, Inc.	171,748	11,680,582
Parker-Hannifin Corp.	16,957	2,186,605
Pentair PLC	4,628	307,392
Snap-On, Inc.	8,911	1,218,490
WABCO Holdings, Inc.(2)	1,156	121,126
Wabtec Corp.	12,082	1,049,805

		$249,122,963

Media — 3.6%
CBS Corp., Class B	129,378	$7,159,779
Comcast Corp., Class A	195,330	11,331,093
Comcast Corp., Special Class A	1,434,304	82,565,710
DIRECTV(2)	33,786	2,929,246
Discovery Communications, Inc., Class A(2)	6,930	238,739
Discovery Communications, Inc., Class C(2)	20,394	687,686
Gannett Co., Inc.	3,563	113,767
Liberty Broadband Corp., Class A(2)	3,091	154,828
Liberty Broadband Corp., Class C(2)	6,183	308,037
Liberty Global PLC, Series A(2)	8,854	444,515
Liberty Global PLC, Series C(2)	27,614	1,334,032
Liberty Media Corp., Class A(2)	12,367	436,184
Liberty Media Corp., Class C(2)	24,734	866,432
News Corp., Class A(2)	24	377
Omnicom Group, Inc.	142,077	11,006,705
Time Warner Cable, Inc.	12,203	1,855,588
Time Warner, Inc.	363,259	31,029,584
Time, Inc.	45,407	1,117,466
Twenty-First Century Fox, Inc., Class A	97	3,725
Viacom, Inc., Class B	133,554	10,049,938
Walt Disney Co. (The)	2,286,103	215,328,042

		$378,961,473

Security	Shares	Value

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$833,080
Cliffs Natural Resources, Inc.	249,622	1,782,301
Freeport-McMoRan, Inc.	450,138	10,515,224
Glencore PLC(2)	598,405	2,762,135
Nucor Corp.	230,000	11,281,500

		$27,174,240

Multi-Utilities — 0.0%(1)
Dominion Resources, Inc.	3,244	$249,464
Sempra Energy	1,443	160,692

		$410,156

Multiline Retail — 0.1%
Target Corp.	139,579	$10,595,442

		$10,595,442

Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	923,255	$76,168,537
Antero Resources Corp.(2)	109,563	4,446,066
Apache Corp.	716,679	44,914,273
BP PLC ADR	169,684	6,468,354
California Resources Corp.(2)	2,000	11,020
Cheniere Energy, Inc.(2)	316,775	22,300,960
Chevron Corp.	625,472	70,165,449
Concho Resources, Inc.(2)	40,000	3,990,000
ConocoPhillips	263,236	18,179,078
Devon Energy Corp.	570,333	34,910,083
EOG Resources, Inc.	3,600	331,452
Exxon Mobil Corp.	2,209,899	204,305,163
Hess Corp.	39,579	2,921,722
Marathon Oil Corp.	170,827	4,832,696
Marathon Petroleum Corp.	80,413	7,258,077
Murphy Oil Corp.	80,200	4,051,704
Occidental Petroleum Corp.	8,025	646,895
Phillips 66	145,544	10,435,505
Range Resources Corp.	4,900	261,905
Royal Dutch Shell PLC, Class A ADR	70,142	4,696,007
Spectra Energy Corp.	8,040	291,852
Williams Cos., Inc.	2,000	89,880
WPX Energy, Inc.(2)	666	7,746

		$521,684,424

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,986,534

		$1,986,534

33	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Pharmaceuticals — 8.3%
AbbVie, Inc.	1,573,015	$102,938,102
Actavis PLC(2)	27,476	7,072,597
Allergan, Inc.	290,186	61,690,642
Bristol-Myers Squibb Co.	1,851,897	109,317,480
Eli Lilly & Co.	1,185,872	81,813,309
GlaxoSmithKline PLC ADR	122,542	5,237,445
Johnson & Johnson	1,851,031	193,562,312
Mallinckrodt PLC(2)	17,707	1,753,524
Merck & Co., Inc.	1,235,952	70,189,714
Novartis AG ADR	87,318	8,090,886
Novo Nordisk A/S ADR	1,249,240	52,867,837
Pfizer, Inc.	2,082,381	64,866,168
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	96,150,164
Zoetis, Inc.	361,174	15,541,317

		$871,091,497

Professional Services — 0.0%(1)
Nielsen NV	70,356	$3,147,024

		$3,147,024

Real Estate Investment Trusts (REITs) — 0.0%(1)
American Tower Corp.	10,718	$1,059,474
Weyerhaeuser Co.	1,200	43,068

		$1,102,542

Road & Rail — 0.4%
CSX Corp.	28,990	$1,050,308
Kansas City Southern	14,386	1,755,523
Norfolk Southern Corp.	72,594	7,957,028
Union Pacific Corp.	297,876	35,485,968

		$46,248,827

Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	599,209	$33,268,084
Applied Materials, Inc.	100,000	2,492,000
Broadcom Corp., Class A	804,058	34,839,833
Cypress Semiconductor Corp.(2)	1,108	15,822
Intel Corp.	7,418,937	269,233,224
Linear Technology Corp.	68,494	3,123,326
Maxim Integrated Products, Inc.	151,789	4,837,515
Microchip Technology, Inc.	23,733	1,070,596
NVIDIA Corp.	284,500	5,704,225
Texas Instruments, Inc.	1,013,297	54,175,924
Xilinx, Inc.	90,186	3,904,152

		$412,664,701

Security	Shares	Value

Software — 3.7%
Activision Blizzard, Inc.	187,010	$3,768,251
Adobe Systems, Inc.(2)	409,776	29,790,715
CA, Inc.	7,339	223,473
CDK Global, Inc.	34,056	1,388,123
Check Point Software Technologies, Ltd.(2)	150,000	11,785,500
Microsoft Corp.	3,133,891	145,569,237
Oracle Corp.	4,057,166	182,450,755
ServiceNow, Inc.(2)	182,216	12,363,356
Symantec Corp.	72,900	1,870,249
Tableau Software, Inc., Class A(2)	13,699	1,161,127
Workday, Inc. Class A(2)	10,000	816,100

		$391,186,886

Specialty Retail — 3.2%
Bed Bath & Beyond, Inc.(2)	7,000	$533,190
Best Buy Co., Inc.	133,011	5,184,769
Gap, Inc. (The)	89,138	3,753,601
GNC Holdings, Inc., Class A	900	42,264
Home Depot, Inc. (The)	1,170,394	122,856,258
L Brands, Inc.	41,877	3,624,454
Lowe’s Companies, Inc.	247,507	17,028,482
Murphy USA, Inc.(2)	19,669	1,354,407
Ross Stores, Inc.	16,500	1,555,290
Staples, Inc.	144,626	2,620,623
TJX Cos., Inc. (The)	2,402,392	164,756,044
Tractor Supply Co.	82,143	6,474,511
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	17,234	2,203,195

		$331,987,088

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	3,019,441	$333,285,898
EMC Corp.	2,797,592	83,200,386
Hewlett-Packard Co.	31,477	1,263,172
NetApp, Inc.	414,967	17,200,382

		$434,949,838

Textiles, Apparel & Luxury Goods — 2.4%
Coach, Inc.	10,800	$405,648
Hanesbrands, Inc.	197,611	22,057,340
NIKE, Inc., Class B	2,354,845	226,418,347
VF Corp.	97,407	7,295,784

		$256,177,119

34	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Tobacco — 0.4%
Altria Group, Inc.	111,248	$5,481,189
Philip Morris International, Inc.	411,539	33,519,852

		$39,001,041

Trading Companies & Distributors — 0.0%(1)
United Rentals, Inc.(2)	2,000	$204,020

		$204,020

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	136,795	$3,034,113
Sprint Nextel Corp.(2)	135,160	560,914
Vodafone Group PLC ADR	97,896	3,345,106

		$6,940,133

Total Common Stocks (identified cost $5,297,622,780)		$10,370,321,012

Preferred Stocks — 0.0%

Security	Shares	Value

Banks — 0.0%
Wells Fargo & Co.(4)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(1)

Security	Shares	Value

Media — 0.0%(1)
Liberty Broadband Corp., Exp. 01/09/15(2)	1,856	$17,632

Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$5,517

Total Rights (identified cost $16,440)		$23,149

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(5)	$118,147	$118,146,833

Total Short-Term Investments (identified cost $118,146,833)		$118,146,833

Total Investments — 99.4% (identified cost $5,415,790,982)		$10,488,490,994

Other Assets, Less Liabilities — 0.6%		$57,205,446

Net Assets — 100.0%		$10,545,696,440

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security (see Note 5).

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 7).

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2014.

35	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2014

Statement of Assets and Liabilities

Assets	December 31, 2014
Unaffiliated investments, at value (identified cost, $5,297,644,149)	$10,370,344,161
Affiliated investment, at value (identified cost, $118,146,833)	118,146,833
Cash	33,000,000
Dividends receivable	14,131,313
Interest receivable from affiliated investment	20,357
Receivable for investments sold	12,213,732
Tax reclaims receivable	2,030,709
Total assets	$10,549,887,105

Liabilities
Payable to affiliates:
Investment adviser fee	$3,915,272
Trustees’ fees	17,000
Accrued expenses	258,393
Total liabilities	$4,190,665
Net Assets applicable to investors’ interest in Portfolio	$10,545,696,440

Sources of Net Assets
Investors’ capital	$5,473,073,507
Net unrealized appreciation	5,072,622,933
Total	$10,545,696,440

36	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2014

Statement of Operations

Investment Income	Year Ended December 31, 2014
Dividends (net of foreign taxes, $1,890,503)	$186,312,910
Interest allocated from affiliated investment	191,559
Expenses allocated from affiliated investment	(24,208)
Total investment income	$186,480,261

Expenses
Investment adviser fee	$43,801,497
Trustees’ fees and expenses	68,000
Custodian fee	1,453,477
Professional fees	245,469
Miscellaneous	278,382
Total expenses	$45,846,825
Deduct —
Reduction of custodian fee	$21
Total expense reductions	$21

Net expenses	$45,846,804

Net investment income	$140,633,457

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions(1)	$394,326,343
Investment transactions allocated from affiliated investment	1,635
Foreign currency transactions	(897)
Net realized gain	$394,327,081
Change in unrealized appreciation (depreciation) —
Investments	$633,390,216
Foreign currency	(190,051)
Net change in unrealized appreciation (depreciation)	$633,200,165

Net realized and unrealized gain	$1,027,527,246

Net increase in net assets from operations	$1,168,160,703

(1)	Includes $395,897,193 of net realized gains from redemptions in-kind.

37	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2014

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$140,633,457	$128,257,697
Net realized gain from investment and foreign currency transactions	394,327,081	431,928,006
Net change in unrealized appreciation (depreciation) from investments and foreign currency	633,200,165	1,830,554,440
Net increase in net assets from operations	$1,168,160,703	$2,390,740,143
Capital transactions —
Contributions	$795,426,515	$242,635,350
Withdrawals	(832,845,111)	(947,511,937)
Net decrease in net assets from capital transactions	$(37,418,596)	$(704,876,587)

Net increase in net assets	$1,130,742,107	$1,685,863,556

Net Assets
At beginning of year	$9,414,954,333	$7,729,090,777
At end of year	$10,545,696,440	$9,414,954,333

38	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2014

Supplementary Data

	Year Ended December 31,
Ratios/Supplemental Data	2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.47%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.45%	1.50%	1.78%	1.53%	1.43%
Portfolio Turnover	8%	3%	2%	2%	2%

Total Return	12.73%	32.39%	15.48%	0.80%	12.86%

Net assets, end of year (000’s omitted)	$10,545,696	$9,414,954	$7,729,091	$8,072,683	$9,045,217

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

39	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2014, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 7.8%, 13.6% 5.7%, and 1.3% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 71.6% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

40

Tax-Managed Growth Portfolio

December 31, 2014

Notes to Financial Statements — continued

As of December 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended December 31, 2014, the Portfolio’s investment adviser fee amounted to $43,801,497 or 0.45% of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

41

Tax-Managed Growth Portfolio

December 31, 2014

Notes to Financial Statements — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $95,370,865 and $27,513,946, respectively, for the year ended December 31, 2014. In addition, investors contributed securities with a value of $753,896,043 and investments having an aggregate market value of $741,251,834 at dates of withdrawal were distributed in payment for capital withdrawals, during the year ended December 31, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,838,038,717

Gross unrealized appreciation	$8,651,172,819
Gross unrealized depreciation	(720,542)

Net unrealized appreciation	$8,650,452,277

The net unrealized depreciation on foreign currency transactions at December 31, 2014 on a federal income tax basis was $77,079.

5  Restricted Securities

At December 31, 2014, the Portfolio owned the following securities (representing 0.13% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Alexion Pharmaceuticals, Inc.	6/26/14	6/26/15	15,722	$2,500,091	$2,909,042
Alexion Pharmaceuticals, Inc.	9/18/14	9/18/15	12,388	2,000,033	2,291,579
Alexion Pharmaceuticals, Inc.	12/18/14	12/18/15	19,229	3,500,166	3,556,874
Stifel Financial Corp.	9/18/14	9/18/15	93,119	4,500,053	4,749,744
Stifel Financial Corp.	12/18/14	12/18/15	9,840	500,017	501,886

Total Restricted Securities				$13,000,360	$14,009,125

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2014.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

42

Tax-Managed Growth Portfolio

December 31, 2014

Notes to Financial Statements — continued

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Consumer Discretionary	$1,451,380,913	$—		$—	$1,451,380,913
Consumer Staples	1,060,445,499	86,888,788		—	1,147,334,287
Energy	664,717,282	—		—	664,717,282
Financials	1,746,179,128	26,632,076		—	1,772,811,204
Health Care	1,464,357,703	5,848,454		—	1,470,206,157
Industrials	1,318,099,102	—		—	1,318,099,102
Information Technology	2,252,382,728	—		—	2,252,382,728
Materials	241,229,899	2,762,135		—	243,992,034
Telecommunication Services	34,270,307	—		—	34,270,307
Utilities	15,126,998	—		—	15,126,998

Total Common Stocks	$10,248,189,559	$122,131,453	**	$—	$10,370,321,012

Preferred Stocks	$—	$—		$0	$0
Rights	23,149	—		—	23,149
Short-Term Investments	—	118,146,833		—	118,146,833

Total Investments	$10,248,212,708	$240,278,286		$0	$10,488,490,994

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2014 is not presented. At December 31, 2014, the value of investments transferred between Level 1 and Level 2 during the year ended was not significant.

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. The motion to dismiss was granted, and the plaintiff appealed. A decision on the appeal is expected in 2015. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.46% of net assets at December 31, 2014).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Portfolio as incurred.

43

Tax-Managed Growth Portfolio

December 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Tax-Managed Growth Portfolio as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 20, 2015

44

Eaton Vance

Tax-Managed Growth Fund 1.1

December 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

45

Eaton Vance

Tax-Managed Growth Fund 1.1

December 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Lewis R. Piantedosi 1965	President of the Portfolio	2002	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014);

46

Eaton Vance

Tax-Managed Growth Fund 1.1

December 31, 2014

Management and Organization — continued

eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

47

Eaton Vance

Tax-Managed Growth Fund 1.2

December 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

48

Eaton Vance

Tax-Managed Growth Fund 1.2

December 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Lewis R. Piantedosi 1965	President of the Portfolio	2002	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in

49

Eaton Vance

Tax-Managed Growth Fund 1.2

December 31, 2014

Management and Organization — continued

2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

50

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

51

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4966    12.31.14

Item 2.	Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2013 and December 31, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/13	12/31/14
Audit Fees	$89,650	$92,750
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,700	$12,460
All Other Fees(3)	$0	$0

Total	$101,350	$105,210

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2013 and December 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/13	12/31/14
Registrant	$11,700	$12,460
Eaton Vance(1)	$409,385	$99,750

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	February 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 17, 2015

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	February 17, 2015